DISAGGREGATION OF REVENUE	12 Months Ended
May 31, 2025
Revenue from Contract with Customer [Abstract]
DISAGGREGATION OF REVENUE

NOTE 3 －DISAGGREGATION OF REVENUE

The following tables present the Company’s revenue disaggregated by business segment and geography, based on management’s assessment of available data:

	For the Financial Years Ended May 31,
	2025	2024	2023
	$’000	$’000	$’000
Sales at a single point in time
Sales of containers and recycled materials	7,372	8,249	9,647
Services	1,073	1,136	1,365

	8,445	9,385	11,012

Sales over time
Rental	-	9	110

	8,445	9,394	11,122

In accordance with ASC 280, Segment Reporting (“ASC 280”), we have one reportable geographic segment. Sales are based on the countries in which the customer is located. Summarized financial information concerning our geographic segments is shown in the following table:

	For the Financial Years Ended May 31,
	2025	2024	2023
	$’000	$’000	$’000

Singapore	7,424	7,907	9,344
Indonesia	665	877	1,411
Malaysia and other countries	356	610	367

	8,445	9,394	11,122